Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 52,830	$ 93,857	$ 159,298
Accounts receivable	2,669	16,752	565
Inventories, net	2,719	758	403
Deferred fulfillment costs (see Note 7 for related party transactions)	13,373	3,461	20,966
Prepaid expenses	2,537	804	752
Other current assets	2,091	132	229
Total current assets	76,219	115,764	182,213
Property and equipment – net	10,466	9,403	1,691
Restricted cash	1,121	1,121	150
Deferred transaction costs	1,770
Other non-current assets	24	101	64
Total assets	89,600	126,389	184,118
Current liabilities:
Accounts payable	5,412	1,681	1,239
Accrued expenses	12,339	7,771	4,346
Contract liabilities (see Note 7 for related party transactions)	23,765	22,331	30,637
Other current liabilities	181	182	72
Total Current Liabilities	41,697	31,965	36,294
Warrant liability			3,922
Share-based compensation liability	21,371	3,047	350
Other non-current liabilities	1,996	2,057	140
Total liabilities	65,064	37,069	40,706
Commitments and contingencies (Note 13)
Mezzanine equity:
Redeemable convertible preferred stock	223,442	223,442	223,442
Stockholders' deficit:
Common stock	3	3	3
Additional paid-in capital	29,237	17,578	14,028
Accumulated deficit	(228,141)	(151,704)	(94,061)
Accumulated other comprehensive income (loss)	(5)	1
Total stockholders' deficit	(198,906)	(134,122)	(80,030)
Total liabilities, mezzanine equity, and stockholders' deficit	$ 89,600	$ 126,389	$ 184,118